                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08146

                      Florida Insured Municipals Portfolio
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 94.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 5.3%
------------------------------------------------------------------------
     $  145        Duval County, HFA, SFMR, (GNMA), (AMT),
                   6.70%, 10/1/26                            $   149,420
        595        Escambia County, HFA, SFMR, (GNMA),
                   (AMT), 7.00%, 4/1/28                          619,062
        265        Manatee County, HFA, SFMR, (GNMA),
                   (AMT), 6.875%, 11/1/26                        277,018
        815        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 5.80%, 3/1/29                          830,884
        435        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 6.70%, 2/1/28                          445,418
------------------------------------------------------------------------
                                                             $ 2,321,802
------------------------------------------------------------------------
Insured-Certificates of Participation -- 1.1%
------------------------------------------------------------------------
     $  500        Broward County, School Board,
                   Certificates of Participation, (FSA),
                   5.00%, 7/1/26                             $   492,270
------------------------------------------------------------------------
                                                             $   492,270
------------------------------------------------------------------------
Insured-Education -- 3.2%
------------------------------------------------------------------------
     $1,500        Florida State University, System
                   Improvement Revenue, (AMBAC),
                   4.50%, 7/1/23                             $ 1,392,630
------------------------------------------------------------------------
                                                             $ 1,392,630
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.3%
------------------------------------------------------------------------
     $  500        Lakeland, Energy System, (MBIA),
                   5.50%, 10/1/40                            $   563,045
        600        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            615,450
        200        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)           266,046
------------------------------------------------------------------------
                                                             $ 1,444,541
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 2.8%
------------------------------------------------------------------------
     $1,160        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/19                            $   504,032
        250        Orange, Tourist Development Tax, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        269,477
        400        Titusville Water and Sewer, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        431,164
------------------------------------------------------------------------
                                                             $ 1,204,673
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
------------------------------------------------------------------------
     $1,000        Florida Board of Education, Capital
                   Outlay, (Public Education), (MBIA),
                   5.00%, 6/1/32(4)                          $   984,170
        330        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                   347,919
------------------------------------------------------------------------
                                                             $ 1,332,089
------------------------------------------------------------------------
Insured-Hospital -- 11.8%
------------------------------------------------------------------------
     $1,020        Brevard County, Health Facilities
                   Authority, (Health First, Inc.), (MBIA),
                   5.125%, 4/1/31                            $ 1,012,472
        200        Dade, Public Facilities Board, (Jackson
                   Memorial Hospital), (MBIA),
                   4.875%, 6/1/15                                201,486
      1,000        Jacksonville, Economic Development
                   Commission Health Care, (Mayo Clinic),
                   (MBIA), 5.50%, 11/15/36                     1,033,700
        350        Miami Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                      349,993
      1,000        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.50%, 7/1/28                               1,049,200
      1,500        South Miami, Health Facility Authority
                   Hospital Revenue, (Baptist Health),
                   (AMBAC), 5.25%, 11/15/33                    1,507,245
------------------------------------------------------------------------
                                                             $ 5,154,096
------------------------------------------------------------------------
Insured-Housing -- 4.7%
------------------------------------------------------------------------
     $  500        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $   518,330
      1,000        Florida HFA, (Mariner Club Apartments),
                   (AMBAC), (AMT), 6.375%, 9/1/36              1,033,240
        500        Florida HFA, (Spinnaker Cove
                   Apartments), (AMBAC), (AMT),
                   6.50%, 7/1/36                                 518,645
------------------------------------------------------------------------
                                                             $ 2,070,215
------------------------------------------------------------------------
Insured-Miscellaneous -- 6.0%
------------------------------------------------------------------------
     $  300        Orange County, Tourist Development Tax,
                   (AMBAC), Variable Rate, 10/1/30(2)(3)     $   300,387
        500        St. John's County, IDA, (Professional
                   Golf), (MBIA), 5.00%, 9/1/23                  498,410
      1,900        Village Center Community Development
                   District, (MBIA), 5.00%, 11/1/32            1,844,444
------------------------------------------------------------------------
                                                             $ 2,643,241
------------------------------------------------------------------------
Insured-Solid Waste -- 1.2%
------------------------------------------------------------------------
     $  500        Dade County Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.50%, 10/1/13                            $   519,750
------------------------------------------------------------------------
                                                             $   519,750
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 15.4%
------------------------------------------------------------------------
     $  375        Celebration Community Development
                   District, (MBIA), 5.125%, 5/1/20          $   380,962
        750        Crossings at Fleming Island Community
                   Development District, (MBIA),
                   5.80%, 5/1/16                                 816,967
        415        Dade County, Special Obligations,
                   Residual Certificates, (AMBAC), Variable
                   Rate, 10/1/35(2)(3)                           377,164
        980        Jacksonville Sales Tax, (AMBAC),
                   5.00%, 10/1/30                                960,665
        500        Jacksonville, Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                                475,935
        490        Julington Creek, Plantation Community
                   Development District, (MBIA),
                   5.00%, 5/1/29                                 477,157
        500        Miami-Dade County, Special Obligations,
                   (MBIA), 5.00%, 10/1/37                        485,460
        465        Polk County, Transportation
                   Improvements, (FSA), 5.25%, 12/1/22           474,877
        250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          251,847
        505        St. Petersburg Excise Tax, (FGIC),
                   5.00%, 10/1/16                                512,237
        340        Sunrise Public Facilities Sales Tax,
                   (MBIA), 0.00%, 10/1/15                        187,881
      1,625        Tampa, Utility Tax, (AMBAC),
                   0.00%, 4/1/21                                 620,961
      1,950        Tampa, Utility Tax, (AMBAC),
                   0.00%, 10/1/21                                725,147
------------------------------------------------------------------------
                                                             $ 6,747,260
------------------------------------------------------------------------
Insured-Transportation -- 12.5%
------------------------------------------------------------------------
     $  500        Dade County Aviation Facilities, (Miami
                   International Airport), (FSA), (AMT),
                   5.125%, 10/1/22                           $   489,805
        500        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16                               520,120
        400        Greater Orlando, Aviation Authority,
                   (FGIC), Variable Rate, 4/1/13(2)(3)           405,244
      1,000        Orlando & Orange County Expressway
                   Authority, (AMBAC), 5.00%, 7/1/30             980,380
        500        Orlando & Orange County Expressway
                   Authority, (AMBAC), 5.00%, 7/1/35             488,135
        700        Puerto Rico Highway and Transportation
                   Authority, (CIFG), 5.00%, 7/1/28              703,234
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              477,850
        750        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              751,665
        150        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36              161,123
        500        Tampa-Hillsborough County Expressway
                   Authority, (FGIC), 5.00%, 7/1/32              489,130
------------------------------------------------------------------------
                                                             $ 5,466,686
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Utility -- 4.9%
------------------------------------------------------------------------
     $1,175        Gainesville, Utility System, (FSA),
                   5.00%, 10/1/33                            $ 1,148,950
      1,000        Port St. Lucie, Utility, (MBIA),
                   5.00%, 9/1/22                               1,000,350
------------------------------------------------------------------------
                                                             $ 2,149,300
------------------------------------------------------------------------
Insured-Water and Sewer -- 19.4%
------------------------------------------------------------------------
     $  600        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   560,088
        735        Enterprise Community Development
                   District, Water and Sewer, (MBIA),
                   6.125%, 5/1/24                                764,334
        250        Florida Governmental Utility Authority,
                   (Barefoot Bay Utility System), (AMBAC),
                   5.00%, 10/1/29                                245,155
      1,000        Jacksonville, Water and Sewer, (AMBAC),
                   (AMT), 6.35%, 8/1/25                        1,087,910
        500        JEA, Water & Sewer, (AMBAC),
                   4.75%, 10/1/43                                461,020
      1,000        Lee County, IDA, (Bonita Springs
                   Utilities), (MBIA), (AMT),
                   6.05%, 11/1/20                              1,067,080
        750        Lee County, Water and Sewer, (AMBAC),
                   5.00%, 10/1/29                                735,465
      1,000        Marion County, Utility System, (FGIC),
                   5.00%, 12/1/31                                978,430
      1,000        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                                994,120
        250        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                274,095
        375        Tampa Bay, Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                  334,144
      1,000        Vero Beach, Water and Sewer, (FGIC),
                   5.00%, 12/1/21                              1,000,160
------------------------------------------------------------------------
                                                             $ 8,502,001
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.6%
   (identified cost $40,510,848)                             $41,440,554
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.4%                       $ 2,368,444
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $43,808,998
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 94.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 38.0% of total investments.

 At July 31, 2003, the Portfolio's insured securities by financial institution are as follows:

                                      MARKET          % OF
                                       VALUE      MARKET VALUE
--------------------------------------------------------------
AMBAC Financial Group, Inc.
(AMBAC)                             $14,544,124      35.1%
Financial Guaranty Insurance
Company (FGIC)                        4,553,528      11.0%
Financial Security Assurance Inc.
(FSA)                                 3,569,271       8.6%
Municipal Bond Insurance
Association (MBIA)                   15,748,595      38.0%
CDC IXIS Financial Guaranty North
America, Inc. (CIFG)                    703,234       1.7%
--------------------------------------------------------------
                                    $39,118,752      94.4%

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                      FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $40,510,848           $16,607,879       $22,088,562
   Unrealized appreciation                       929,706               777,772           228,784
---------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $41,440,554           $17,385,651       $22,317,346
---------------------------------------------------------------------------------------------------
Cash                                         $ 1,525,018           $   763,795       $   364,515
Receivable for investments sold                  160,516                    --            10,200
Interest receivable                              581,825               183,605           342,745
Receivable for daily variation
   margin on open financial
   futures contracts                             116,375                83,125            64,000
Prepaid expenses                                      22                    13                19
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $43,824,310           $18,416,189       $23,098,825
---------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------
Accrued expenses                             $    15,312           $    14,418       $    14,572
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    15,312           $    14,418       $    14,572
---------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $43,808,998           $18,401,771       $23,084,253
---------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals             $42,236,941           $17,183,957       $22,505,733
Net unrealized appreciation
   (computed on the basis of
   identified cost)                            1,572,057             1,217,814           578,520
---------------------------------------------------------------------------------------------------
TOTAL                                        $43,808,998           $18,401,771       $23,084,253
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2003

                                      FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------
Interest                                     $ 1,097,766            $ 487,424         $ 598,771
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 1,097,766            $ 487,424         $ 598,771
---------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------
Investment adviser fee                       $    49,414            $  14,059         $  19,622
Trustees fees and expenses                           796                   79                79
Legal and accounting services                     10,048                9,418             9,522
Custodian fee                                     14,884                8,556            11,036
Miscellaneous                                      5,387                5,101             5,842
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $    80,529            $  37,213         $  46,101
---------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $     4,300            $   2,861         $   2,645
---------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $     4,300            $   2,861         $   2,645
---------------------------------------------------------------------------------------------------

NET EXPENSES                                 $    76,229            $  34,352         $  43,456
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 1,021,537            $ 453,072         $ 555,315
---------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)                $    20,821            $(110,331)        $ (22,263)
   Financial futures contracts                  (351,005)            (281,859)         (223,911)
---------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (330,184)           $(392,190)        $(246,174)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                                 $(1,492,466)           $(300,938)        $(543,546)
   Financial futures contracts                   643,057              504,003           350,445
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  (849,409)           $ 203,065         $(193,101)
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(1,179,593)           $(189,125)        $(439,275)
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                    $  (158,056)           $ 263,947         $ 116,040
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,021,537           $   453,072       $   555,315
   Net realized loss                            (330,184)             (392,190)         (246,174)
   Net change in unrealized
      appreciation (depreciation)               (849,409)              203,065          (193,101)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                    $  (158,056)          $   263,947       $   116,040
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $10,146,770           $ 1,063,615       $ 2,626,038
   Withdrawals                                (3,376,130)             (837,281)       (1,302,121)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $ 6,770,640           $   226,334       $ 1,323,917
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 6,612,584           $   490,281       $ 1,439,957
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of period                       $37,196,414           $17,911,490       $21,644,296
---------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $43,808,998           $18,401,771       $23,084,253
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,708,960           $   937,194       $   952,671
   Net realized loss                            (277,266)             (154,552)          (48,369)
   Net change in unrealized
      appreciation (depreciation)                976,814               366,119           477,700
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 2,408,508           $ 1,148,761       $ 1,382,002
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $11,147,165           $ 2,494,995       $ 6,529,606
   Withdrawals                                (6,277,172)           (3,509,526)       (2,586,730)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS          $ 4,869,993           $(1,014,531)      $ 3,942,876
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 7,278,501           $   134,230       $ 5,324,878
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                         $29,917,913           $17,777,260       $16,319,418
---------------------------------------------------------------------------------------------------
AT END OF YEAR                               $37,196,414           $17,911,490       $21,644,296
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             FLORIDA INSURED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       -----------------------------------------------------------
                                  (UNAUDITED)           2003        2002(1)        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.39%(2)        0.37%         0.39%        0.47%       0.38%       0.18%
   Net expenses after
      custodian fee reduction            0.37%(2)        0.36%         0.35%        0.43%       0.34%       0.11%
   Net investment income                 4.96%(2)        5.25%         5.26%        5.34%       5.32%       5.21%
Portfolio Turnover                          4%             16%           18%           8%         34%          9%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.10%           7.68%         5.60%          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $43,809         $37,196       $29,918      $25,539     $25,760     $28,140
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                 0.30%
   Expenses after custodian
      fee reduction                                                                                         0.23%
   Net investment income                                                                                    5.09%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 HAWAII PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       -----------------------------------------------------------
                                  (UNAUDITED)           2003        2002(1)        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.40%(2)        0.38%         0.48%        0.35%       0.02%       0.04%
   Net expenses after
      custodian fee reduction            0.37%(2)        0.33%         0.45%        0.28%       0.00%       0.00%
   Net investment income                 4.94%(2)        5.10%         5.20%        5.53%       5.67%       5.39%
Portfolio Turnover                          2%             11%           22%          13%         20%         29%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.41%           6.51%         5.43%          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $18,402         $17,911       $17,777      $18,885     $17,093     $20,390
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                         0.40%       0.38%       0.28%
   Expenses after custodian
      fee reduction                                                                 0.33%       0.36%       0.24%
   Net investment income                                                            5.48%       5.31%       5.15%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 KANSAS PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       -----------------------------------------------------------
                                  (UNAUDITED)           2003        2002(1)        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.40%(2)        0.41%         0.50%        0.23%       0.05%       0.06%
   Net expenses after
      custodian fee reduction            0.38%(2)        0.38%         0.46%        0.22%       0.00%       0.00%
   Net investment income                 4.88%(2)        5.05%         5.00%        5.55%       5.59%       5.34%
Portfolio Turnover                         15%             17%           18%           7%         24%         33%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.54%           7.93%         5.40%          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $23,084         $21,644       $16,319      $12,423     $12,200     $12,881
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                            0.53%        0.47%       0.49%       0.36%
   Expenses after custodian
      fee reduction                                                    0.49%        0.46%       0.44%       0.30%
   Net investment income                                               4.97%        5.31%       5.15%       5.04%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2003, the Eaton Vance Florida Insured Municipals Fund, the Eaton Vance Hawaii Municipals Fund and the Eaton Vance Kansas Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2003, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $49,414            0.24%
    Hawaii                                     14,059            0.15%
    Kansas                                     19,622            0.17%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2003, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2003, were as follows:

    FLORIDA INSURED
    ----------------------------------------------------
    Purchases                                 $7,370,172
    Sales                                      1,537,612

    HAWAII
    ----------------------------------------------------
    Purchases                                 $  817,615
    Sales                                        401,400

    KANSAS
    ----------------------------------------------------
    Purchases                                 $4,806,904
    Sales                                      3,341,572

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2003, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    AGGREGATE COST                            $40,474,943
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,506,447
    Gross unrealized depreciation                (540,836)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   965,611
    -----------------------------------------------------

    HAWAII
    -----------------------------------------------------
    AGGREGATE COST                            $16,570,181
    -----------------------------------------------------
    Gross unrealized appreciation             $   999,427
    Gross unrealized depreciation                (183,957)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   815,470
    -----------------------------------------------------
    KANSAS
    -----------------------------------------------------
    AGGREGATE COST                            $22,036,601
    -----------------------------------------------------
    Gross unrealized appreciation             $   745,090
    Gross unrealized depreciation                (464,345)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   280,745
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    Florida Insured                 9/03        49 U.S. Treasury Bond     Short          $642,351
    ------------------------------------------------------------------------------------------------
    Hawaii                          9/03        35 U.S. Treasury Bond     Short          $440,042
    ------------------------------------------------------------------------------------------------
    Kansas                          9/03        17 U.S. Treasury Bond     Short          $201,053
                                    9/03        18 U.S. Treasury Note     Short          $148,683

   At July 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Interestholder Meeting
--------------------------------------------------------------------------------
   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              JESSICA M.   DONALD R.   JAMES B.   SAMUEL L.   WILLIAM H.   NORTON H.   LYNN A.
    PORTFOLIO                                 BIBLIOWICZ     DWIGHT     HAWKES    HAYES, III     PARK        REAMER     STOUT
    ---------------------------------------------------------------------------------------------------------------------------
    FLORIDA INSURED PORTFOLIO
       Affirmative                                   99%         99%        99%         99%          99%         99%       99%
       Withhold                                       1%          1%         1%          1%           1%          1%        1%
    ---------------------------------------------------------------------------------------------------------------------------
    HAWAII PORTFOLIO
       Affirmative                                   99%         99%        99%         99%          99%         99%       99%
       Withhold                                       1%          1%         1%          1%           1%          1%        1%
    ---------------------------------------------------------------------------------------------------------------------------
    KANSAS PORTFOLIO
       Affirmative                                   99%         99%        99%         99%          99%         99%       99%
       Withhold                                       1%          1%         1%          1%           1%          1%        1%
    ---------------------------------------------------------------------------------------------------------------------------

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and
Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and
Portfolio Manager of
Kansas Municipals Portfolio

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Florida Insured Municipals Portfolio


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Kristin S. Anagnost
       ---------------------
       Kristin S. Anagnost
       Treasurer


Date:  September 23, 2003


By:    /s/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003